NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions		12 Months Ended
	May 24, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-controlling interests		$ 34.7	$ 133.9	[1]
Agua De La Falda S.A.
Disclosure of subsidiaries [line items]
Ownership interest in associate		56.70%
Non-controlling interests		$ 18.7	18.7
Brio Gold
Disclosure of subsidiaries [line items]
Non-controlling interests		0.0	115.2
Estelar Resources Ltd
Disclosure of subsidiaries [line items]
Non-controlling interests		$ 16.0	$ 0.0
Brio Gold | Brio Gold
Disclosure of subsidiaries [line items]
Ownership interest in associate	53.60%		53.60%
Fomento Minero de Santa Cruz S.E.
Disclosure of subsidiaries [line items]
Percentage of future dividends		5.00%

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.